Notes Payable (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 27, 2020	Jun. 30, 2021	Dec. 31, 2021
Notes Payable [Abstract]
Promissory notes	$ 60,000
Annual interest rate			5.00%
Mature date			Dec. 31, 2021
Interest expenses		$ 1,000
Interest expense, other		$ 3,000